Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases
Fixed operating lease costs	$ 1,766	$ 1,604
Short-term lease costs	13
Total lease cost	$ 1,779	$ 1,604